Schedule of Revenue By Reportable Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Revenue	$ 688,607,542	$ 633,079,773	$ 702,095,390
Cost of revenue	(672,562,832)	(620,989,960)	(688,832,965)
Selling and marketing expenses	(39,664)	(101,302)	(70,600)
General and administrative expenses	(5,249,099)	(5,127,137)	(5,730,970)
Depreciation expenses	(4,758,014)	(4,257,189)	(2,974,083)
Other segment (expenses) income	(3,952,786)	354,527	(1,258,650)
Net income of single operating segment	$ 2,045,147	$ 2,958,712	$ 3,228,122